UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

Name of Fund:

100 INTERNATIONAL DRIVE, BALTIMORE, MD 21202

Fund Address:

Richard M. Wachterman

Western Asset Premier Bond Fund

100 International Drive

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2011–06/30/2012

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset Premier Bond Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10603
Reporting Period: 07/01/2011 - 06/30/2012
Western Asset Premier Bond Fund

======================= Western Asset Premier Bond Fund ========================

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN
Meeting Date: JUL 15, 2011   Meeting Type: SPECIAL
Record Date:  JUL 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
N/A   Proxy to Assign Power of Attorney to    FOR       FOR          Management
      New Board of Directors

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN
Meeting Date: AUG 31, 2011   Meeting Type: SPECIAL
Record Date:  AUG 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
N/A   Proxies for the Power of Attorney and   FOR       FOR          Management
      approval of board compensation

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken,
President of Western Asset Premier Bond Fund

Date:	August 24, 2012